UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                         Report for the Calendar Year or Quarter Ended: 12/31/01
                         Check here if Amendment [X]; Amendment Number:
                                This Amendment (check only one.):
                                         [ ]    is a restatement.
                                         [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28-
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:  Christopher Welch
       ------------------
Title: Chief Financial Officer
       -----------------------
Phone: 212-396-8741
       ------------
Signature, Place, and Date of Signing:

/s/ Christopher Welch
---------------------------
New York, New York
February  8, 2002

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:     96
                                            --

Form 13F Information Table Value Total:   $346, 750 (thousands)
                                           ---------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   NONE



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
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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)    (B)      (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                         COMMON STOCK   001957109      3,047     167,989           X      0        0        x     0     0

AT&T Wireless Group               COMMON STOCK   00209a106        243      16,908           X      0        0        x     0     0

Abbott Laboratories               COMMON STOCK   002824100      6,457     115,815           X      0        0        x     0     0

Aegon NV ADR                      COMMON STOCK   007924103        413      15,424           X      0        0        x     0     0

Air Products & Chemicals          COMMON STOCK   009158106      3,240      69,075           X      0        0        x     0     0

ALBERTO CULVER CO CL B CONV       COMMON STOCK   013068101      3,296      73,660           X      0        0        x     0     0

Alcan Aluminum                    COMMON STOCK   013716105      2,792      77,700           X      0        0        x     0     0

ALCOA INC COM                     COMMON STOCK   013817101      4,747     133,534           X      0        0        x     0     0

American Home Products            COMMON STOCK   026609107      3,373      54,965           X      0        0        x     0     0

American Intl Grp                 COMMON STOCK   026874107      1,550      19,520           X      0        0        x     0     0

Aventis Sponsored ADR             COMMON STOCK   053561106      5,026      70,789           X      0        0        x     0     0

Avon Products Inc                 COMMON STOCK   054303102      3,085      66,345           X      0        0        x     0     0

BAKER HUGHES INC COM              COMMON STOCK   057224107      3,511      96,270           X      0        0        x     0     0

BANK NEW YORK INC COM             COMMON STOCK   064057102      9,025     221,193           X      0        0        x     0     0

BIOMET INC COM                    COMMON STOCK   090613100      3,231     104,552           X      0        0        x     0     0

Boeing Inc                        COMMON STOCK   097023105      3,402      87,715           X      0        0        x     0     0

Csx Corp                          COMMON STOCK   126408103      3,115      88,880           X      0        0        x     0     0

Cadbury Schweppes                 COMMON STOCK   127209302      4,640     180,405           X      0        0        x     0     0

Cardinal Health Inc               COMMON STOCK   14149y108      3,668      56,734           X      0        0        x     0     0

CATERPILLAR INC DEL COM           COMMON STOCK   149123101      5,814     111,271           X      0        0        x     0     0

CHARTER ONE FINL INC COM          COMMON STOCK   160903100      3,073     113,174           X      0        0        x     0     0

ChevronTexaco Corp                COMMON STOCK   166764100        803       8,965           X      0        0        x     0     0

Cisco Systems Inc                 COMMON STOCK   17275r102      1,676      92,549           X      0        0        x     0     0

Citigroup                         COMMON STOCK   172967101      6,241     123,635           X      0        0        x     0     0

Concord EFS Inc                   COMMON STOCK   206197105      3,551     108,315           X      0        0        x     0     0

Danaher Corp                      COMMON STOCK   235851102      3,295      54,635           X      0        0        x     0     0

DARDEN RESTAURANTS INC COM        COMMON STOCK   237194105      4,016     113,445           X      0        0        x     0     0

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
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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)    (B)      (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Diageo Plc Spons Adr New          COMMON STOCK   25243q205        301       6,495           X      0        0        x     0     0

DIAMOND OFFSHORE DRILL COM        COMMON STOCK   25271c102      1,756      57,750           X      0        0        x     0     0

EMC Corp                          COMMON STOCK   268648102      1,768     131,554           X      0        0        x     0     0

EOG RES INC COM                   COMMON STOCK   26875p101      2,745      70,190           X      0        0        x     0     0

ELECTRONIC DATA SYS NW COM        COMMON STOCK   285661104      3,971      57,930           X      0        0        x     0     0

EMERSON ELEC CO COM               COMMON STOCK   291011104      2,533      44,355           X      0        0        x     0     0

ENGELHARD CORP COM                COMMON STOCK   292845104        310      11,200           X      0        0        x     0     0

EXXON MOBIL CORP COM              COMMON STOCK   30231g102      2,011      51,162           X      0        0        x     0     0

Freddie Mac                       COMMON STOCK   313400301      3,073      46,995           X      0        0        x     0     0

Fannie Mae (Fed Natl Mtg Assoc)   COMMON STOCK   313586109      5,422      68,207           X      0        0        x     0     0

FIRST DATA CORP COM               COMMON STOCK   319963104      2,228      28,405           X      0        0        x     0     0

FLUOR CORP NEW COM                COMMON STOCK   343412102      3,574      95,560           X      0        0        x     0     0

Ford Motor Co                     COMMON STOCK   345370860      1,171      74,514           X      0        0        x     0     0

FOREST LABS INC COM               COMMON STOCK   345838106      4,771      58,220           X      0        0        x     0     0

Fortune Brands Inc                COMMON STOCK   349631101      3,093      78,130           X      0        0        x     0     0

GENERAL ELEC CO COM               COMMON STOCK   369604103      1,733      43,247           X      0        0        x     0     0

GENUINE PARTS CO COM              COMMON STOCK   372460105        308       8,400           X      0        0        x     0     0

GOLDEN WEST FINL DEL COM          COMMON STOCK   381317106      5,758      97,849           X      0        0        x     0     0

HARTFORD FINL SVCS COM            COMMON STOCK   416515104      3,392      53,990           X      0        0        x     0     0

HEALTHSOUTH CORP COM              COMMON STOCK   421924101      3,476     234,515           X      0        0        x     0     0

HONEYWELL INTL INC COM            COMMON STOCK   438516106      3,846     113,713           X      0        0        x     0     0

Household Intl Inc                COMMON STOCK   441815107      2,925      50,490           X      0        0        x     0     0

Intel Corp                        COMMON STOCK   458140100      2,453      77,984           X      0        0        x     0     0

iShares MSCI Japan                COMMON STOCK   464286848        419      54,375           X      0        0        x     0     0

Johnson & Johnson                 COMMON STOCK   478160104      4,955      83,834           X      0        0        x     0     0

Kinder Morgan, Inc                COMMON STOCK   49455p101      7,477     134,260           X      0        0        x     0     0

Kohls Corp                        COMMON STOCK   500255104      4,949      70,264           X      0        0        x     0     0

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
------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)    (B)      (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KROGER CO COM                     COMMON STOCK   501044101      5,405     258,986           X      0        0        x     0     0

LOCKHEED MARTIN CORP COM          COMMON STOCK   539830109      8,562     183,450           X      0        0        x     0     0

LOEWS CORP COM                    COMMON STOCK   540424108      3,159      57,050           X      0        0        x     0     0

LUBRIZOL CORP COM                 COMMON STOCK   549271104      2,006      57,155           X      0        0        x     0     0

MARRIOTT INTL INC NEW CL A        COMMON STOCK   571903202      3,153      77,575           X      0        0        x     0     0

MARTIN MARIETTA MATLS COM         COMMON STOCK   573284106      5,527     118,605           X      0        0        x     0     0

Medtronic Inc                     COMMON STOCK   585055106      6,917     135,071           X      0        0        x     0     0

MICROSOFT CORP COM                COMMON STOCK   594918104      8,046     121,448           X      0        0        x     0     0

Motorola Inc                      COMMON STOCK   620076109      2,549     169,727           X      0        0        x     0     0

ORACLE CORP COM                   COMMON STOCK   68389x105      2,646     191,625           X      0        0        x     0     0

PEOPLESOFT INC COM                COMMON STOCK   712713106      2,932      72,930           X      0        0        x     0     0

PEPSICO INC COM                   COMMON STOCK   713448108      9,710     199,419           X      0        0        x     0     0

PFIZER INC COM                    COMMON STOCK   717081103      1,299      32,594           X      0        0        x     0     0

PHILIP MORRIS COS INC COM         COMMON STOCK   718154107        298       6,500           X      0        0        x     0     0

PHILLIPS PETE CO COM              COMMON STOCK   718507106      3,576      59,335           X      0        0        x     0     0

PROCTER & GAMBLE CO COM           COMMON STOCK   742718109      5,832      73,701           X      0        0        x     0     0

PROGRESSIVE CORP OHIO COM         COMMON STOCK   743315103        299       2,000           X      0        0        x     0     0

PULTE HOMES INC COM               COMMON STOCK   745867101      3,638      81,445           X      0        0        x     0     0

Regions Financial Corp            COMMON STOCK   758940100      3,225     107,705           X      0        0        x     0     0

Rio Tinto Plc Spons Adr           COMMON STOCK   767204100      5,028      64,215           X      0        0        x     0     0

S&P Dep Rec Unit Ser 1            COMMON STOCK   78462F103      2,093      18,325           X      0        0        x     0     0

St Jude Medical                   COMMON STOCK   790849103      4,555      58,657           X      0        0        x     0     0

St Paul Cos Inc                   COMMON STOCK   792860108      6,691     152,178           X      0        0        x     0     0

Schering-Plough                   COMMON STOCK   806605101      2,903      81,075           X      0        0        x     0     0

SEARS ROEBUCK & CO COM            COMMON STOCK   812387108     10,230     214,740           X      0        0        x     0     0

SEMPRA ENERGY COM                 COMMON STOCK   816851109      3,091     125,890           X      0        0        x     0     0

SONY CORP ADR NEW                 COMMON STOCK   835699307      1,269      28,127           X      0        0        x     0     0

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
------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)    (B)      (C)     (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co             COMMON STOCK   844741108      4,530     245,113           X      0        0        x     0     0

SYNOVUS FINL CORP COM             COMMON STOCK   87161c105      2,532     101,060           X      0        0        x     0     0

SYSCO CORP COM                    COMMON STOCK   871829107      5,612     214,030           X      0        0        x     0     0

TJX COS INC NEW COM               COMMON STOCK   872540109      4,208     105,561           X      0        0        x     0     0

TENET HEALTHCARE CORP COM         COMMON STOCK   88033g100      4,699      80,022           X      0        0        x     0     0

Total S A Sponsored Adr           COMMON STOCK   89151e109      4,574      65,125           X      0        0        x     0     0

TOYS R US INC COM                 COMMON STOCK   892335100      2,658     128,175           X      0        0        x     0     0

USA ED INC COM                    COMMON STOCK   90390u102      3,745      44,575           X      0        0        x     0     0

UNOCAL CORP COM                   COMMON STOCK   915289102      3,505      97,175           X      0        0        x     0     0

Vodafone Grp Plc Adr              COMMON STOCK   92857T107      3,131     121,923           X      0        0        x     0     0

VODAFONE GROUP PLC NEW SPONSORED  COMMON STOCK   92857w100        984      38,305           X      0        0        x     0     0

Waste Mgmt Inc                    COMMON STOCK   94106l109      4,146     129,935           X      0        0        x     0     0

WELLPOINT HLT NETW NEW COM        COMMON STOCK   94973h108        304       2,600           X      0        0        x     0     0

Wells Fargo & Co New Com          COMMON STOCK   949746101      5,602     128,923           X      0        0        x     0     0

XL Capital Ltd                    COMMON STOCK   G98255105      5,134      56,200           X      0        0        x     0     0